Subsequent Events	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Subsequent Events [Abstract]
Subsequent Events

a)	On August 6, 2014, the Company entered into a Note Purchase Agreement and $275,000 10% Convertible Promissory Note with a non-related third party. Under the terms of the Convertible Promissory Note, the Company will receive principal in one or more installments with a Maturity Date for the Note of July 29, 2015. The third party shall have the right to convert any unpaid sums into common stock of the Company at the rate of the lesser of $0.08 per share or 55% of the lowest trade reported in the 15 days prior to date of conversion, subject to adjustment as described in the note.
b)	On August 21, 2014, the Company entered into a convertible debenture with a non-related third party pursuant to which the Company borrowed $133,000. The convertible debenture bears interest at 2% per annum, and the principal and all unpaid interest is due on January 15, 2015. The convertible debenture is convertible at any time at the third party’s option into shares of the Company’s common stock at a variable conversion price of 45% of the lowest traded price during the 15 days prior to the notice of conversion, subject to adjustment as described in the convertible debenture.
c)	On August 26, 2014, the Company entered into an Equity Purchase Agreement and Registration Rights Agreement with Premier Venture Partners, LLC (“Premier”) whereby Premier is obligated, providing the Company has met certain conditions including the filing of a Form S-1 Registration Statement for the shares to be acquired, to purchase up to ten million dollars ($10,000,000) of the Company’s common stock at the rates set forth in the Equity Purchase Agreement. On September 5, 2014, the Company issued 1,977,535 common shares with a fair value of $134,670 to Premier. On September 11, 2014, the Company issued an additional 1,977,535 common shares with a fair value of $105,205 to Premier.
d)	On September 16, 2014, a non-related third party paid $10,000 of legal fees on behalf of the Company as proceeds from the $10,000 convertible note described in Note 8(d).

On May 21, 2014, the Company completed a private placement of 3,000,000 units for cash proceeds of $150,000. Each unit consists of one share of common stock and one warrant to purchase an additional share of common stock. The warrants are exercisable for a period of two years at $0.90 per share.